Commitments - Additional Information (Details) ¥ in Millions	1 Months Ended
	Dec. 31, 2021 CNY (¥) ft²	Dec. 31, 2020 CNY (¥)
San Diego, California
Capital Commitments [Abstract]
Square feet of operating lease area | ft²	3,600
Lease term	3 years
Aggregate lease obligation	¥ 0.6
Construction in Progress
Capital Commitments [Abstract]
Capital commitments	¥ 146.9
Equipment and Improvement
Capital Commitments [Abstract]
Capital commitments		¥ 23.2